Property, Equipment and Leasehold Improvements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FaZe Clan Inc. [Member]
Property, Equipment and Leasehold Improvements [Line Items]
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

3.      PROPERTY, equipment and leasehold improvements

Property, equipment and leasehold improvements as of September 30, 2021 and December 31, 2020 consisted of the following:

	(in thousands)
	September 30, 2021	December 31, 2020
Furniture/Fixtures	$159	$153
Computer Equipment	579	306
Vehicles	106	106
Leasehold improvements	436	409

Subtotal	1,280	974
Less accumulated depreciation	(600)	(297)
Property, equipment and leasehold improvements, net	$680	$677

Depreciation expense totaled $0.3 million and $0.2 million for the nine months ended September 30, 2021 and 2020, respectively.

4.      PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Property, equipment and leasehold improvements as of December 31, 2020 and 2019 consisted of the following:

	(in thousands)
	December 31, 2020	December 31, 2019
Furniture/Fixtures	$153	$76
Computer Equipment	306	92
Vehicles	106	—
Leasehold improvements	409	139

Subtotal	974	307
Less accumulated depreciation	(297)	(22)
Property, equipment and leasehold improvements, net	$677	$285

Depreciation expense totaled $0.3 million and $21,547 for the years ended December 31, 2020 and 2019, respectively.